Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of Changes in Intangible Assets
10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Opening balance	816	903	648	571	5	10	1,469	1,484
Additions	202		95	72			297	72
Capitalised expenses			286	192			286	192
Amortisation			–204	–173	–5	–6	–209	–179
Impairments			–12	–30			–12	–30
Reversal of impairments
Exchange rate differences	–99	–87	–5				–104	–87
Disposals				–9				–9
Changes in the composition of the groupand other changes			59	25	52	1	111	26
Closing balance	918	816	868	648	53	5	1,839	1,469

Gross carrying amount as at 31 December	918	816	2,359	1,902	60	30	3,338	2,748
Accumulated amortisation as at 31 December			–1,487	–1,225	–5	–23	–1,492	–1,248
Accumulated impairments as at 31 December			–4	–29	–2	–2	–6	–31
Net carrying value as at 31 December	918	816	868	648	53	5	1,839	1,469

Schedule of Goodwill Allocation to Group of CGUs
Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill
Group of CGU’s				2018	2017
Retail Netherlands	Values in use	6.50%	1.01%	14
Retail Belgium	Values in use	7.20%	1.01%	50	50
Retail Germany	Values in use	6.50%	1.01%	349	349
Retail Growth Markets[1,2]	Fair value less cost of disposal			231	307
Wholesale Banking[1]	Values in use	7.72%	1.32%	274	110
				918	816

  Goodwill related to Growth Countries is allocated across two groups of CGUs, EUR 230 million to Retail Growth Markets and EUR 67 million to Wholesale Banking (2017: EUR 307 million to Retail Growth Markets and EUR 90 million to Wholesale Banking).
  The fair value less cost of disposal is based on Level 1 and Level 2 inputs.